UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/05

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
10/05/05

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total (x$1000):  $482,901

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                         VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------------  -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp           COM            00208J108       3327     101300     SH         Sole                 101300
Advanced Energy Industries InCOM            007973100        377      35000     SH         Sole                  35000
Allis-Chalmers Energy, Inc.  COM            019645506       4847     409400     SH         Sole                 409400
Anglogold LTD                COM            035128206       4813     113400     SH         Sole                 113400
Arena Resources, Inc.        COM            040049108       6295     291262     SH         Sole                 291262
Atwood Oceaneering           COM            050095108       5432      64500     SH         Sole                  64500
Bankers Petroleum Ltd        COM            066286105        796     497500     SH         Sole                 497500
Bois D' Arc Energy Inc.      COM            09738U103       1079      62700     SH         Sole                  62700
CE Franklin LTD              COM            125151100      14723    1239300     SH         Sole                1239300
Canargo Energy Corp          COM            137225108        635     335900     SH         Sole                 335900
Computer Programs & Systems  COM            205306103       5840     169073     SH         Sole                 169073
Cyber Source Corp Del        COM            23251J106       4780     726423     SH         Sole                 726423
Diamond Offshore Drilling    COM            25271C102       4907      80110     SH         Sole                  80110
Diedrich Coffee              COM            253675201       7644     955233     SH         Sole                 955233
Diedrick Coffee Warrants     COM            253675110        667     208331     SH         Sole                 208331
Digital River Inc.           COM            25388B104       1181      33900     SH         Sole                  33900
Dril Quip Inc                COM            262037104      10380     216250     SH         Sole                 216250
Electroglas Inc.             COM            285324109       7353    2175552     SH         Sole                2175552
Ensco International, Inc.    COM            26874Q100       7123     152890     SH         Sole                 152890
Entrust Technologies Inc     COM            293848107       8778    1567500     SH         Sole                1567500
FreightCar America Inc.      COM            357023100      12976     318200     SH         Sole                 318200
GMX Resources Inc.           COM            38011M108       1455      55400     SH         Sole                  55400
Global Industries            COM            379336100       6505     441300     SH         Sole                 441300
Goodrich Petroleum Corp      COM            382410405       7419     316100     SH         Sole                 316100
Grant Prideco Inc.           COM            38821G101      11832     291080     SH         Sole                 291080
Grey Wolf Inc.               COM            397888108       9338    1107720     SH         Sole                1107720
Intellisync Corporation      COM            458176104       7785    1753400     SH         Sole                1753400
Interlink Electronics        COM            458751104       7233    1364726     SH         Sole                1364726
Intevac                      COM            461148108       3128     303400     SH         Sole                 303400
KFX Inc.                     COM            48245L107      57676    3370900     SH         Sole                3370900
KFX Inc.Warrants             COM            48245L115     104666    7288750     SH         Sole                7288750
Key Energy Services Inc.     COM            492914106       1075      72900     SH         Sole                  72900
LKQ Corp                     COM            501889208      11731     388452     SH         Sole                 388452
Lufkin Industries Inc.       COM            549764108      10144     232925     SH         Sole                 232925
Maxtor Corp                  COM            577729205      12416    2828300     SH         Sole                2828300
National Oilwell Varco, Inc. COM            637071101      16987     258159     SH         Sole                 258159
NetFlix                      COM            64110L106       7223     277924     SH         Sole                 277924
Pan American Silver Corp     COM            697900108       2609     147760     SH         Sole                 147760
Parallel Petroleum           COM            699157103        283      20200     SH         Sole                  20200
Patterson Energy             COM            703481101       3947     109400     SH         Sole                 109400
PetroHawk                    COM            716495106       1002      69540     SH         Sole                  69540
Placer Dome                  COM            725906101       7038     410400     SH         Sole                 410400
Pride International Inc.     COM            74153Q102       6479     227250     SH         Sole                 227250
Rowan Companies              COM            779382100       6924     195100     SH         Sole                 195100
Seitel Inc.                  COM            816074405        682     448500     SH         Sole                 448500
SonoSite Inc.                COM            83568G104       1770      59652     SH         Sole                  59652
Spectranetics Corporation    COM            84760C107       8630     917100     SH         Sole                 917100
Standard Microsystems        COM            853626109       5972     199660     SH         Sole                 199660
Tidewater Inc                COM            886423102       1188      24400     SH         Sole                  24400
Todco-CL A                   COM            88889T107       2085      50000     SH         Sole                  50000
Toreador Resources Corp      COM            891050106       6723     189909     SH         Sole                 189909
Transocean Inc.              COM            G90078109       8130     132600     SH         Sole                 132600
Treasure Island Royalty TrustCOM            894626209       1499    1850442     SH         Sole                1850442
Tyner Resources Limited      COM            902390103        671     549700     SH         Sole                 549700
Ultra Petroleum Corp         COM            903914109       7638     134280     SH         Sole                 134280
W-H Energy Services          COM            92925E108       6170     190300     SH         Sole                 190300
Weatherford Int'l Inc.       COM            G95089101       4720      68740     SH         Sole                  68740
WebSideStory Inc.            COM            947685103       6620     373587     SH         Sole                 373587
Western Silver Corp          COM            959531104       1555     184210     SH         Sole                 184210
REPORT SUMMARY                           59 DATA RECORDS  482901             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
